Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

September 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.0%

Security	Shares	Value
Aerospace & Defense — 0.9%
Boeing Co. (The)(1)(2)	13,686	$3,010,099
L3Harris Technologies, Inc.(2)	6,224	1,370,774
Northrop Grumman Corp.(2)	17,902	6,447,405
Raytheon Technologies Corp.	25,063	2,154,415
Textron, Inc.(2)	25,000	1,745,250

		$14,727,943

Airlines — 0.2%
Southwest Airlines Co.(1)(2)	52,956	$2,723,527

		$2,723,527

Auto Components — 0.3%
Aptiv PLC(1)(2)	30,791	$4,586,935

		$4,586,935

Automobiles — 2.7%
General Motors Co.(1)	20,000	$1,054,200
Tesla, Inc.(1)(2)	52,816	40,957,752

		$42,011,952

Banks — 2.8%
Bank of America Corp.(2)	130,000	$5,518,500
Fifth Third Bancorp(2)	88,466	3,754,497
Huntington Bancshares, Inc.(2)	179,679	2,777,837
JPMorgan Chase & Co.(2)	78,928	12,919,724
KeyCorp(2)	477,924	10,332,717
Regions Financial Corp.(2)	289,924	6,178,281
Truist Financial Corp.(2)	41,626	2,441,365

		$43,922,921

Beverages — 1.6%
Coca-Cola Co. (The)(2)	153,082	$8,032,212
Constellation Brands, Inc., Class A	3,691	777,657
PepsiCo, Inc.(2)	103,082	15,504,564

		$24,314,433

Biotechnology — 2.2%
AbbVie, Inc.(2)	25,216	$2,720,050
Amgen, Inc.(2)	59,770	12,710,090
Biogen, Inc.(1)(2)	15,031	4,253,623
Gilead Sciences, Inc.(2)	202,361	14,134,916

		$33,818,679

Security	Shares	Value
Building Products — 0.5%
A.O. Smith Corp.(2)	29,207	$1,783,672
Allegion PLC(2)	10,516	1,390,005
Trane Technologies PLC(2)	23,525	4,061,591

		$7,235,268

Capital Markets — 2.1%
Charles Schwab Corp. (The)	26,678	$1,943,225
CME Group, Inc.(2)	12,294	2,377,414
Goldman Sachs Group, Inc. (The)(2)	12,655	4,783,970
Moody’s Corp.(2)	24,502	8,700,905
S&P Global, Inc.(2)	28,313	12,029,911
State Street Corp.(2)	13,478	1,141,856
T. Rowe Price Group, Inc.(2)	13,079	2,572,639

		$33,549,920

Chemicals — 1.0%
Air Products and Chemicals, Inc.(2)	13,083	$3,350,687
Corteva, Inc.	20,341	855,949
Dow, Inc.(2)	20,341	1,170,828
DuPont de Nemours, Inc.(2)	20,341	1,382,985
FMC Corp.	8,245	754,912
PPG Industries, Inc.(2)	61,416	8,783,102

		$16,298,463

Commercial Services & Supplies — 0.4%
Copart, Inc.(1)(2)	40,986	$5,685,578
Waste Management, Inc.	6,187	924,090

		$6,609,668

Communications Equipment — 1.3%
Cisco Systems, Inc.(2)	358,876	$19,533,621

		$19,533,621

Consumer Finance — 1.0%
American Express Co.(2)	30,565	$5,120,554
Capital One Financial Corp.	10,757	1,742,311
Discover Financial Services(2)	72,596	8,918,419

		$15,781,284

Containers & Packaging — 0.1%
WestRock Co.	21,317	$1,062,226

		$1,062,226

Distributors — 0.1%
Genuine Parts Co.(2)	9,927	$1,203,450

		$1,203,450

Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(1)(2)	20,762	$5,666,780

		$5,666,780

Diversified Telecommunication Services — 0.6%
Verizon Communications, Inc.(2)	187,280	$10,114,993

		$10,114,993

Electric Utilities — 1.1%
Edison International(2)	98,963	$5,489,478

Security	Shares	Value
NextEra Energy, Inc.(2)	80,000	$6,281,600
NRG Energy, Inc.(2)	116,156	4,742,649

		$16,513,727

Electrical Equipment — 0.1%
Eaton Corp. PLC	11,000	$1,642,410

		$1,642,410

Electronic Equipment, Instruments & Components — 0.2%
Zebra Technologies Corp., Class A(1)(2)	5,499	$2,834,295

		$2,834,295

Entertainment — 2.6%
Netflix, Inc.(1)(2)	39,110	$23,870,398
Walt Disney Co. (The)(1)(2)	100,149	16,942,206

		$40,812,604

Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.(2)	17,730	$4,705,719
Apartment Income REIT Corp.(2)	34,427	1,680,382
Apartment Investment and Management Co., Class A(2)	34,427	235,825
Digital Realty Trust, Inc.	5,247	757,929
Duke Realty Corp.(2)	20,602	986,218
Iron Mountain, Inc.(2)	30,000	1,303,500
Mid-America Apartment Communities, Inc.(2)	31,281	5,841,727
ProLogis, Inc.(2)	12,000	1,505,160

		$17,016,460

Food & Staples Retailing — 0.9%
Kroger Co. (The)(2)	103,892	$4,200,354
Walmart, Inc.(2)	74,524	10,387,155

		$14,587,509

Food Products — 1.0%
Hershey Co. (The)	5,163	$873,838
Hormel Foods Corp.(2)	21,160	867,560
Lamb Weston Holdings, Inc.(2)	16,086	987,198
Mondelez International, Inc., Class A(2)	212,633	12,370,988

		$15,099,584

Health Care Equipment & Supplies — 3.1%
Abbott Laboratories(2)	15,787	$1,864,918
Baxter International, Inc.(2)	36,672	2,949,529
Danaher Corp.(2)	4,686	1,426,606
Edwards Lifesciences Corp.(1)(2)	66,378	7,514,653
Intuitive Surgical, Inc.(1)(2)	25,537	25,387,609
Stryker Corp.(2)	33,820	8,919,011

		$48,062,326

Health Care Providers & Services — 1.9%
Cigna Corp.(2)	31,281	$6,261,205
CVS Health Corp.(2)	52,381	4,445,052
DaVita, Inc.(1)(2)	11,550	1,342,803
McKesson Corp.(2)	7,813	1,557,756
UnitedHealth Group, Inc.(2)	42,638	16,660,372

		$30,267,188

Security	Shares	Value
Hotels, Restaurants & Leisure — 2.1%
Caesars Entertainment, Inc.(1)	6,957	$781,132
Carnival Corp.(1)	31,864	796,919
Chipotle Mexican Grill, Inc.(1)(2)	3,300	5,997,816
Darden Restaurants, Inc.(2)	21,181	3,208,286
Marriott International, Inc., Class A(1)(2)	75,775	11,221,520
McDonald’s Corp.(2)	35,561	8,574,113
Yum! Brands, Inc.(2)	14,466	1,769,336

		$32,349,122

Household Durables — 0.2%
PulteGroup, Inc.(2)	26,224	$1,204,206
Whirlpool Corp.(2)	8,566	1,746,265

		$2,950,471

Household Products — 0.6%
Clorox Co. (The)(2)	27,426	$4,542,020
Procter & Gamble Co. (The)(2)	36,664	5,125,627

		$9,667,647

Industrial Conglomerates — 0.5%
3M Co.(2)	11,474	$2,012,769
Honeywell International, Inc.(2)	26,647	5,656,625

		$7,669,394

Insurance — 1.1%
American International Group, Inc.(2)	70,241	$3,855,528
Chubb, Ltd.(2)	35,393	6,139,978
Marsh & McLennan Cos., Inc.(2)	15,767	2,387,597
Travelers Cos., Inc. (The)(2)	35,246	5,357,744

		$17,740,847

Interactive Media & Services — 10.4%
Alphabet, Inc., Class A(1)(2)	20,589	$55,045,103
Alphabet, Inc., Class C(1)(2)	19,192	51,152,630
Facebook, Inc., Class A(1)(2)	165,005	56,001,047
Twitter, Inc.(1)	16,742	1,011,049

		$163,209,829

Internet & Direct Marketing Retail — 6.2%
Amazon.com, Inc.(1)(2)	29,709	$97,595,253

		$97,595,253

IT Services — 3.5%
Cognizant Technology Solutions Corp., Class A(2)	61,346	$4,552,487
Fidelity National Information Services, Inc.(2)	62,742	7,634,446
Mastercard, Inc., Class A(2)	27,000	9,387,360
PayPal Holdings, Inc.(1)(2)	70,600	18,370,826
Visa, Inc., Class A(2)	63,696	14,188,284

		$54,133,403

Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.(2)	65,000	$10,239,450
IQVIA Holdings, Inc.(1)	5,328	1,276,269
PerkinElmer, Inc.(2)	23,065	3,996,934
Thermo Fisher Scientific, Inc.(2)	7,871	4,496,938

		$20,009,591

Security	Shares	Value
Machinery — 1.2%
Caterpillar, Inc.	7,735	$1,484,888
Dover Corp.(2)	27,606	4,292,733
Ingersoll Rand, Inc.(1)(2)	20,758	1,046,411
Parker-Hannifin Corp.(2)	14,287	3,994,931
Stanley Black & Decker, Inc.(2)	46,905	8,222,915

		$19,041,878

Media — 1.9%
Comcast Corp., Class A(2)	447,547	$25,031,304
DISH Network Corp., Class A(1)(2)	30,564	1,328,311
ViacomCBS, Inc., Class B(2)	88,076	3,479,883

		$29,839,498

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.(2)	94,914	$3,087,552
Newmont Corp.(2)	25,563	1,388,071

		$4,475,623

Multi-Utilities — 0.8%
CMS Energy Corp.(2)	177,055	$10,575,495
Dominion Energy, Inc.(2)	36,763	2,684,434

		$13,259,929

Multiline Retail — 0.1%
Target Corp.(2)	8,193	$1,874,313

		$1,874,313

Oil, Gas & Consumable Fuels — 1.8%
Chevron Corp.(2)	52,902	$5,366,908
Diamondback Energy, Inc.(2)	150,036	14,203,908
Exxon Mobil Corp.	30,000	1,764,600
ONEOK, Inc.	26,014	1,508,552
Phillips 66(2)	57,101	3,998,783
Williams Cos., Inc. (The)	37,548	973,995

		$27,816,746

Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A(2)	32,008	$9,600,159

		$9,600,159

Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co.(2)	122,017	$7,219,746
Eli Lilly & Co.(2)	12,046	2,783,228
Johnson & Johnson(2)	43,189	6,975,024
Merck & Co., Inc.(2)	111,665	8,387,158
Organon & Co.(2)	11,166	366,133
Pfizer, Inc.(2)	220,239	9,472,479
Viatris, Inc.(2)	30,036	406,988

		$35,610,756

Professional Services — 0.3%
Equifax, Inc.(2)	14,785	$3,746,814
Robert Half International, Inc.(2)	12,784	1,282,619

		$5,029,433

Security	Shares	Value
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	14,698	$1,430,997

		$1,430,997

Road & Rail — 0.7%
Kansas City Southern(2)	5,885	$1,592,716
Norfolk Southern Corp.(2)	9,503	2,273,593
Union Pacific Corp.(2)	37,756	7,400,554

		$11,266,863

Semiconductors & Semiconductor Equipment — 8.5%
Advanced Micro Devices, Inc.(1)(2)	136,255	$14,020,640
Analog Devices, Inc.(2)	56,522	9,466,305
ASML Holding NV — NY Shares(2)	17,623	13,131,074
Enphase Energy, Inc.(1)(2)	49,540	7,429,514
Intel Corp.(2)	319,158	17,004,738
Microchip Technology, Inc.(2)	53,000	8,134,970
NXP Semiconductors NV(2)	47,520	9,307,742
ON Semiconductor Corp.(1)(2)	99,333	4,546,471
Qorvo, Inc.(1)(2)	15,654	2,617,192
QUALCOMM, Inc.(2)	140,545	18,127,494
Teradyne, Inc.(2)	27,000	2,947,590
Texas Instruments, Inc.(2)	140,016	26,912,475

		$133,646,205

Software — 13.1%
Adobe, Inc.(1)(2)	42,521	$24,480,190
Fortinet, Inc.(1)(2)	29,859	8,720,022
Microsoft Corp.(2)	463,980	130,805,242
Oracle Corp.(2)	187,080	16,300,280
Paycom Software, Inc.(1)	4,241	2,102,476
salesforce.com, inc.(1)(2)	62,922	17,065,705
ServiceNow, Inc.(1)	3,002	1,868,055
Zoom Video Communications, Inc., Class A(1)	14,405	3,766,907

		$205,108,877

Specialty Retail — 1.7%
Advance Auto Parts, Inc.(2)	26,636	$5,563,994
Best Buy Co., Inc.(2)	28,506	3,013,369
Home Depot, Inc. (The)(2)	53,182	17,457,524

		$26,034,887

Technology Hardware, Storage & Peripherals — 8.9%
Apple, Inc.(2)	988,519	$139,875,439

		$139,875,439

Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc., Class B(2)	96,062	$13,951,084

		$13,951,084

Tobacco — 0.2%
Altria Group, Inc.(2)	25,875	$1,177,830
Philip Morris International, Inc.(2)	24,163	2,290,411

		$3,468,241

Security	Shares	Value
Trading Companies & Distributors — 0.5%
Fastenal Co.(2)	158,488	$8,179,566

		$8,179,566

Total Common Stocks — 100.0% (identified cost $362,258,702)		$1,564,834,217

Total Written Call Options — (0.2)% (premiums received $17,930,557)		$(3,262,508)

Other Assets, Less Liabilities — 0.2%		$3,137,558

Net Assets — 100.0%		$1,564,709,267

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security (or a portion thereof) has been pledged as collateral for written options.

Written Call Options — (0.2)%

Exchange-Traded Options — (0.2)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
NASDAQ 100 Index	33	$48,475,746	$15,750	10/1/21	$(5,115)
NASDAQ 100 Index	33	48,475,746	15,800	10/4/21	(2,062)
NASDAQ 100 Index	33	48,475,746	15,800	10/6/21	(4,785)
NASDAQ 100 Index	33	48,475,746	15,825	10/8/21	(8,333)
NASDAQ 100 Index	33	48,475,746	15,600	10/11/21	(18,480)
NASDAQ 100 Index	34	49,944,708	15,500	10/13/21	(40,120)
NASDAQ 100 Index	34	49,944,708	15,525	10/15/21	(43,860)
NASDAQ 100 Index	34	49,944,708	15,300	10/18/21	(154,530)
NASDAQ 100 Index	33	48,475,746	15,300	10/20/21	(191,565)
NASDAQ 100 Index	34	49,944,708	15,400	10/22/21	(164,900)
NASDAQ 100 Index	34	49,944,708	15,300	10/25/21	(268,430)
NASDAQ 100 Index	34	49,944,708	15,100	10/27/21	(568,310)
S&P 500 Index	170	73,228,180	4,560	10/1/21	(850)
S&P 500 Index	170	73,228,180	4,550	10/4/21	(2,550)
S&P 500 Index	171	73,658,934	4,550	10/6/21	(4,703)
S&P 500 Index	170	73,228,180	4,535	10/8/21	(11,475)
S&P 500 Index	170	73,228,180	4,510	10/11/21	(21,250)
S&P 500 Index	172	74,089,688	4,480	10/13/21	(61,920)
S&P 500 Index	173	74,520,442	4,490	10/15/21	(67,470)
S&P 500 Index	175	75,381,950	4,410	10/18/21	(402,500)
S&P 500 Index	172	74,089,688	4,425	10/20/21	(357,760)
S&P 500 Index	173	74,520,442	4,480	10/22/21	(153,970)
S&P 500 Index	173	74,520,442	4,475	10/25/21	(193,760)
S&P 500 Index	173	74,520,442	4,425	10/27/21	(513,810)

Total					$(3,262,508)

At September 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,564,834,217 *	$—	$—	$1,564,834,217
Total Investments	$1,564,834,217	$—	$—	$1,564,834,217

Liability Description
Written Call Options	$(3,262,508)	$—	$—	$(3,262,508)
Total	$(3,262,508)	$—	$—	$(3,262,508)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.